SUPPLEMENT DATED OCTOBER 1, 2003

                                       FOR

                    MODIFIED SINGLE PREMIUM DEFERRED VARIABLE

                                ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT - 10




THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective October 1, 2003, the Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund has added J.P. Morgan Investment Management Inc. as a sub-adviser.